Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Schedule of trade and other payables

	As of June 30,	As of December 31,
(in millions of $)	2026	2025
Trade payables	718	554
Sales rebates and reserves	441	402
Short‑term employee benefits	197	212
Other payables	158	99
Total trade and other payables	1,515	1,267

Schedule of movement in the sales rebates and reserves	The following table summarizes the movement in the sales rebates and reserves:

(in millions of $)	Rebates and chargebacks	Distribution fees and product returns	Total sales rebates and reserves
Balance on January 1, 2026	368	34	402
Current estimate related to the sales made in the current period	628	108	736
Adjustment for prior year sales	(44)	–	(45)
Credits or payments	(551)	(101)	(651)
Foreign currency translation differences	(1)	–	(1)
Balance on June 30, 2026	400	41	441